Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.5%
Aerospace & Defense – 1.9%
Aerojet Rocketdyne Holdings Inc*	669,428	$37,441,108
Axon Enterprise Inc*	570,924	94,733,419
		132,174,527
Auto Components – 1.2%
Fox Factory Holding Corp*	234,200	21,366,066
Quantumscape Corp*,#	1,293,635	7,334,910
Visteon Corp*	415,825	54,402,385
		83,103,361
Automobiles – 0.6%
Thor Industries Inc	583,347	44,036,865
Banks – 1.0%
Cullen/Frost Bankers Inc	224,463	30,010,703
MSD Acquisition Corp*,£	3,778,417	38,162,012
		68,172,715
Biotechnology – 7.5%
Abcam PLC*	2,325,256	35,769,494
Akero Therapeutics Inc*	327,062	17,922,998
Altimmune Inc*,#	495,733	8,154,808
Apellis Pharmaceuticals Inc*	442,721	22,893,103
Arrowhead Pharmaceuticals Inc*	503,310	20,414,254
Ascendis Pharma A/S (ADR)*	429,046	52,399,388
Eagle Pharmaceuticals Inc/DE*,£	793,212	23,185,587
IVERIC bio Inc*	757,432	16,216,619
Legend Biotech Corp (ADR)*	320,301	15,989,426
Mirati Therapeutics Inc*	138,675	6,283,364
Neurocrine Biosciences Inc*	892,358	106,583,239
OmniAB Inc - 12.5 Earnout*,¢	340,494	0
OmniAB Inc - 15 Earnout*,¢	340,494	0
Prothena Corp PLC*,#	182,332	10,985,503
Sarepta Therapeutics Inc*	832,601	107,888,438
Vaxcyte Inc*	1,735,023	83,194,353
		527,880,574
Building Products – 1.8%
Carlisle Cos Inc	291,983	68,805,794
Zurn Water Solutions Corp	2,800,311	59,226,578
		128,032,372
Capital Markets – 3.2%
Cboe Global Markets Inc	776,719	97,454,933
LPL Financial Holdings Inc	581,722	125,750,845
		223,205,778
Chemicals – 1.8%
Sensient Technologies Corp	1,708,055	124,551,371
Commercial Services & Supplies – 4.5%
Brady Corp	1,810,739	85,285,807
Driven Brands Holdings Inc*	1,943,156	53,067,590
Rentokil Initial PLC (ADR)	5,706,438	175,815,355
		314,168,752
Construction Materials – 1.2%
Summit Materials Inc	2,961,079	84,065,033
Containers & Packaging – 3.9%
Crown Holdings Inc	2,087,954	171,650,698
Sealed Air Corp	2,090,206	104,259,475
		275,910,173
Diversified Consumer Services – 0.4%
Mister Car Wash Inc*,#	2,931,672	27,059,333
Diversified Telecommunication Services – 0.1%
AST SpaceMobile Inc*	1,670,199	8,050,359
Electric Utilities – 0.7%
NRG Energy Inc	1,474,565	46,920,658
Electrical Equipment – 2.5%
Amprius Technologies Inc*	943,535	7,482,233
EnerSys	1,001,940	73,983,250
Regal Beloit Corp	584,932	70,180,141
Stem Inc*	1,100,279	9,836,494
Wallbox NV*	3,607,555	12,915,047
		174,397,165
Electronic Equipment, Instruments & Components – 5.8%
Flex Ltd*	3,317,553	71,194,687

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
Itron Inc*	460,116	$23,304,875
Mirion Technologies Inc*,£	10,844,214	71,680,255
National Instruments Corp	959,578	35,408,428
OSI Systems Inc*,£	1,280,610	101,834,107
Teledyne Technologies Inc*	259,420	103,744,652
		407,167,004
Energy Equipment & Services – 0.7%
Helmerich & Payne Inc	931,529	46,175,893
Equity Real Estate Investment Trusts (REITs) – 0.8%
Lamar Advertising Co	576,730	54,443,312
Food & Staples Retailing – 1.4%
Casey's General Stores Inc	285,239	63,993,370
Grocery Outlet Holding Corp*	1,232,726	35,983,272
		99,976,642
Food Products – 3.5%
Hostess Brands Inc*	4,439,096	99,613,314
Premium Brands Holdings Corp	962,497	58,497,749
Simply Good Foods Co*	2,239,066	85,151,680
		243,262,743
Health Care Equipment & Supplies – 7.2%
Glaukos Corp*,#	1,040,179	45,435,019
Globus Medical Inc*	1,588,039	117,943,657
ICU Medical Inc*	503,933	79,359,369
Integra LifeSciences Holdings Corp*	1,828,593	102,529,209
iRhythm Technologies Inc*	433,241	40,581,684
Neogen Corp*	1,323,406	20,155,473
QuidelOrtho Corp*	339,522	29,086,850
STERIS PLC	402,789	74,391,100
		509,482,361
Health Care Providers & Services – 2.2%
Agiliti Inc*	5,079,286	82,843,155
Chemed Corp	54,369	27,751,569
HealthEquity Inc*	760,733	46,891,582
		157,486,306
Hotels, Restaurants & Leisure – 1.7%
Churchill Downs Inc	238,400	50,404,912
Wendy's Co	3,223,186	72,940,699
		123,345,611
Household Durables – 0.3%
Helen of Troy Ltd*	212,962	23,619,615
Information Technology Services – 7.2%
Broadridge Financial Solutions Inc	651,399	87,372,148
Euronet Worldwide Inc*	959,852	90,590,832
MAXIMUS Inc	1,353,353	99,241,375
SS&C Technologies Holdings Inc	2,687,634	139,918,226
WEX Inc*	539,247	88,247,772
		505,370,353
Insurance – 1.0%
Selective Insurance Group Inc	804,270	71,266,365
Interactive Media & Services – 1.7%
Ziff Davis Inc*	1,495,334	118,280,919
Internet & Direct Marketing Retail – 0.6%
Etsy Inc*	349,344	41,844,424
Life Sciences Tools & Services – 3.3%
Azenta Inc*	677,225	39,428,039
Bio-Techne Corp	603,632	50,029,020
Bruker Corp	1,030,721	70,449,780
OmniAb Inc*,#	4,399,802	15,839,287
PerkinElmer Inc	361,928	50,749,544
SomaLogic Inc*	2,296,045	5,763,073
		232,258,743
Machinery – 3.7%
Desktop Metal Inc - Class A*,#	6,227,980	8,470,053
Donaldson Co Inc	1,162,900	68,459,923
Gates Industrial Corp PLC*	5,145,314	58,708,033
ITT Inc	834,656	67,690,602
Nordson Corp	234,491	55,743,200
Xos Inc*	2,131,405	943,999
		260,015,810
Media – 0.4%
Cable One Inc	43,181	30,738,827
Oil, Gas & Consumable Fuels – 1.5%
Magnolia Oil & Gas Corp	3,041,158	71,315,155

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
PDC Energy Inc	494,733	$31,405,651
		102,720,806
Pharmaceuticals – 2.3%
Catalent Inc*	2,230,747	100,405,922
Ligand Pharmaceuticals Inc*,£	897,906	59,980,121
		160,386,043
Professional Services – 3.1%
Alight Inc - Class A*	11,549,346	96,552,533
Clarivate Analytics PLC*	4,213,106	35,137,304
TriNet Group Inc*	1,245,601	84,451,748
		216,141,585
Road & Rail – 1.0%
Saia Inc*	347,673	72,900,075
Semiconductor & Semiconductor Equipment – 3.2%
Entegris Inc	695,716	45,632,012
ON Semiconductor Corp*	2,287,552	142,674,618
SMART Global Holdings Inc*	825,112	12,277,667
Wolfspeed Inc*	404,748	27,943,802
		228,528,099
Software – 9.3%
Altair Engineering Inc*	1,002,619	45,589,086
Aspen Technology Inc*	203,626	41,824,780
Blackbaud Inc*	1,924,576	113,280,543
Ceridian HCM Holding Inc*	531,481	34,094,506
Clearwater Analytics Holdings Inc - Class A*	1,460,677	27,387,694
Consensus Cloud Solutions Inc*	691,027	37,149,612
Dynatrace Inc*	1,901,578	72,830,437
Envestnet Inc*	959,377	59,193,561
LivePerson Inc*	1,675,668	16,991,274
LiveRamp Holdings Inc*	2,165,441	50,757,937
NCR Corp*	1,657,219	38,795,497
Nice Ltd (ADR)*	230,467	44,318,804
Pagerduty Inc*	2,716,736	72,156,508
		654,370,239
Specialty Retail – 2.2%
Leslie's Inc*,#	4,294,551	52,436,468
National Vision Holdings Inc*	1,778,389	68,930,358
Williams-Sonoma Inc	323,909	37,223,622
		158,590,448
Thrifts & Mortgage Finance – 1.1%
Walker & Dunlop Inc	1,002,843	78,703,119
Total Common Stocks (cost $4,963,217,665)		6,858,804,378
Private Investment in Public Equity (PIPES)– 0.2%
Capital Markets – 0.2%
P3 Health Partners Inc*,§((cost $59,520,704)	6,240,748	11,482,976
Private Placements– 0.6%
Professional Services – 0.2%
IntelyCare Inc*,¢,§	1,023,958	16,240,076
Software – 0.4%
Loadsmart Inc - Series A*,¢,§	377,303	6,571,184
Loadsmart Inc - Series D*,¢,§	1,075,313	18,727,866
		25,299,050
Total Private Placements (cost $53,756,971)		41,539,126
Warrants– 0%
Electrical Equipment – 0%
Amprius Technologies Inc, expires 9/14/27*	1,887,070	547,439
Wallbox NV - Class A, expires 12/31/26*	665,780	292,211
Total Warrants (cost $1,754,802)		839,650
Investment Companies– 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $121,824,372)	121,806,769	121,831,131
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	20,492,348	20,492,348
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/3/23	$6,441,516	6,441,516
Total Investments Purchased with Cash Collateral from Securities Lending (cost $26,933,864)		26,933,864
Total Investments (total cost $5,227,008,378) – 100.4%		7,061,431,125
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(25,566,541)
Net Assets – 100%		$7,035,864,584

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,681,423,077	94.6%
United Kingdom	211,584,849	3.0
Canada	58,497,749	0.8
Denmark	52,399,388	0.8
Israel	44,318,804	0.6
Spain	13,207,258	0.2

Total	$7,061,431,125	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/22
Common Stocks - 4.2%
Banks - 0.5%
MSD Acquisition Corp*	$-	$-	$755,684	$38,162,012
Biotechnology - 0.3%
Eagle Pharmaceuticals Inc/DE*	-	-	2,228,926	23,185,587
Electronic Equipment, Instruments & Components - 2.5%
Mirion Technologies Inc*	-	-	(33,255,793)	71,680,255
OSI Systems Inc*	-	-	9,553,350	101,834,107
Total Electronic Equipment, Instruments & Components	$-	$-	$(23,702,443)	$173,514,362
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	-	-	11,162,033	59,980,121
Total Common Stocks	$-	$-	$(9,555,800)	$294,842,082
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	652,372	1,063	5,644	121,831,131
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	583,664∆	-	-	20,492,348
Total Affiliated Investments - 6.2%	$1,236,036	$1,063	$(9,550,156)	$437,165,561

(1) For securities that were affiliated for a portion of the period ended December 31, 2022, this column reflects amounts for the entire period ended December 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Common Stocks - 4.2%
Banks - 0.5%
MSD Acquisition Corp*	37,406,328	-	-	38,162,012
Biotechnology - 0.3%
Eagle Pharmaceuticals Inc/DE*	20,956,661	-	-	23,185,587
Electronic Equipment, Instruments & Components - 2.5%
Mirion Technologies Inc*	10,351,978	94,584,070Ð	-	71,680,255
OSI Systems Inc*	92,280,757	-	-	101,834,107
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	77,318,686	-	(28,500,598)Ð	59,980,121
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	22,506,660	343,058,837	(243,741,073)	121,831,131
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	54,754,734	133,660,798	(167,923,184)	20,492,348

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	3/16/23	(5,868,000)	$7,203,016	$98,223
Canadian Dollar	3/16/23	(14,644,000)	10,760,151	(63,797)
Euro	3/16/23	(7,056,000)	7,558,581	(32,472)

				1,954
Citibank, National Association:
British Pound	3/16/23	(74,003,000)	90,772,450	1,171,906
Canadian Dollar	3/16/23	1,700,000	(1,254,580)	1,956
Canadian Dollar	3/16/23	(3,733,000)	2,741,373	(17,832)
Euro	3/16/23	(2,932,000)	3,139,003	(15,329)

				1,140,701
HSBC Securities (USA), Inc.:
British Pound	3/16/23	8,197,000	(9,896,929)	27,745
British Pound	3/16/23	6,200,000	(7,564,897)	(58,129)
British Pound	3/16/23	(22,274,000)	27,275,422	306,752
Canadian Dollar	3/16/23	(2,100,000)	1,555,248	3,057
Canadian Dollar	3/16/23	(18,588,000)	13,657,751	(81,360)
Euro	3/16/23	1,374,000	(1,470,316)	7,874
Euro	3/16/23	(2,634,000)	2,824,114	(9,621)

				196,318
JPMorgan Chase Bank, National Association:
British Pound	3/16/23	384,000	(469,862)	(4,927)
Canadian Dollar	3/16/23	(11,720,000)	8,603,729	(58,977)
Euro	3/16/23	3,843,000	(4,113,213)	21,200

				(42,704)
State Street Bank and Trust Company:
British Pound	3/16/23	(80,496,000)	98,568,157	1,106,091
Canadian Dollar	3/16/23	(9,510,000)	6,978,720	(50,491)
Euro	3/16/23	(1,250,000)	1,338,937	(5,849)

				1,049,751
Total				$2,346,020

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$30,240,773
Average amounts sold - in USD	256,701,548

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $41,539,126, which represents 0.6% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
IntelyCare Inc	3/29/22	$25,081,954	$16,240,076	0.2%
Loadsmart Inc - Series A	1/4/22	7,168,757	6,571,184	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	18,727,866	0.3
P3 Health Partners Inc	5/25/21	59,520,704	11,482,976	0.2
Total		$113,277,675	$53,022,102	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$492,111,080	$35,769,494	$0
All Other	6,330,923,804	-	-
Private Investment in Public Equity (PIPES)	11,482,976	-	-
Private Placements	-	-	41,539,126
Warrants	839,650	-	-
Investment Companies	-	121,831,131	-
Investments Purchased with Cash Collateral from Securities Lending	-	26,933,864	-
Total Investments in Securities	$6,835,357,510	$184,534,489	$41,539,126
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,744,804	-
Total Assets	$6,835,357,510	$187,279,293	$41,539,126
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$398,784	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70250 03-23